                                                                            Registration No. 2-62076
                                                                             File No. 811-2849

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [ X ]

Pre-Effective Amendment No. _____                                                                           [     ]

Post-Effective Amendment No. __45___                                                                          [ X ]
                               --

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [ X ]

Amendment No. __37___                                                                                         [ X ]
                --

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                                            OPPENHEIMER HIGH YIELD FUND
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                                (Exact Name of Registrant as Specified in Charter)

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                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                  1-303-768-3200
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                               (Registrant's Telephone Number, including Area Code)

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                                              Andrew J. Donohue, Esq.
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                                              OppenheimerFunds, Inc.
                                         498 7th Avenue New York, NY 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On October 26, 2001, pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________, pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ] This post-effective amendment designates a new effective date for a previously filed post-
      effective amendment.

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